Expense Example - Rareview 2X Bull Cryptocurrency & Precious Metals ETF [Member]	Feb. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 379